Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Dec. 20, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

Xtrackers S&P 500 ESG ETF (SNPE)

Effective immediately, the fund's investment advisor, DBX Advisors LLC (the "Advisor"), has agreed to a fee waiver arrangement for the fund.

The following replaces similar information in the "FEES AND EXPENSES" section in the summary prospectus and the summary section of the statutory prospectus for the fund.

Management fee	0.11
Other Expenses[1]	None
Total annual fund operating expenses	0.11
Fee waiver/expense reimbursement	0.01
Total annual fund operating expenses	0.10

[1] Because the fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

The Advisor has contractually agreed through July 28, 2021 to waive its fees and/or reimburse fund expenses to the extent necessary to prevent the operating expenses of the fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.10% of the fund's average daily net assets. This agreement may only be terminated by the fund's Board (and may not be terminated by the Advisor) prior to that time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. It also does not include the transaction fees on purchases and redemptions of Creation Units (defined herein), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$10	$34

Xtrackers S and P 500 ESG ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

Xtrackers S&P 500 ESG ETF (SNPE)

Effective immediately, the fund's investment advisor, DBX Advisors LLC (the "Advisor"), has agreed to a fee waiver arrangement for the fund.

The following replaces similar information in the "FEES AND EXPENSES" section in the summary prospectus and the summary section of the statutory prospectus for the fund.

Management fee	0.11
Other Expenses[1]	None
Total annual fund operating expenses	0.11
Fee waiver/expense reimbursement	0.01
Total annual fund operating expenses	0.10

[1] Because the fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

The Advisor has contractually agreed through July 28, 2021 to waive its fees and/or reimburse fund expenses to the extent necessary to prevent the operating expenses of the fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.10% of the fund's average daily net assets. This agreement may only be terminated by the fund's Board (and may not be terminated by the Advisor) prior to that time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. It also does not include the transaction fees on purchases and redemptions of Creation Units (defined herein), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$10	$34

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 28, 2021
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

The Advisor has contractually agreed through July 28, 2021 to waive its fees and/or reimburse fund expenses to the extent necessary to prevent the operating expenses of the fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.10% of the fund's average daily net assets. This agreement may only be terminated by the fund's Board (and may not be terminated by the Advisor) prior to that time.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. It also does not include the transaction fees on purchases and redemptions of Creation Units (defined herein), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Xtrackers S and P 500 ESG ETF | Xtrackers S&P 500 ESG ETF
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.11%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%
Net Expenses	rr_NetExpensesOverAssets	0.10%
1 Year	rr_ExpenseExampleYear01	$ 10
3 Years	rr_ExpenseExampleYear03	$ 34

[1]	Because the fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.